Capital and Reserves (Tables)	12 Months Ended
Mar. 31, 2018
Miscellaneous equity [abstract]
Schedule of Share Purchase Options

The following table summarizes the changes in the Company’s share purchase options:

Share purchase options (exercise price –$0.32)	Year ended March 31,
	2018	2017	2016
Outstanding – beginning of year	–	3,051,300	3,051,300
Forfeited	–	–	–
Expired	–	(3,051,300)	–
Outstanding and Exercisable – end of year	–	–	3,051,300

Schedule of Share Purchase Warrant

The following common share purchase warrants were outstanding at March 31, 2018 and March 31, 2017:

		Continuity – Number of warrants
	Exercise price	March 31, 2017	Exercised	March 31, 2018
Issued pursuant to:
the 2015-Loan Agreement(i) (note 8)	$0.09	1,555,555	(1,555,555)	–
the 2016-Loan Agreement(ii) (note 8)	$0.08	10,000,000	(5,000,000)	5,000,000
Total		11,555,555	(6,555,555)	5,000,000

(i)	In September 2015, 5,555,555 share-purchase warrants were issued pursuant to the 2015-Loan Agreement (note 8); the fair value of these warrants at issue was determined to be $322,143 at $0.058 per warrant, using the Black Scholes option pricing model and based on the following assumptions: risk-free rate of 0.51%; expected volatility of 130%; the underlying’s market price of $0.09, expiry term of 2 years; and dividend yield of nil. In March 2017, 4,000,000 of these warrants were exercised and in September 2017, the remainder of 1,555,555 warrants were exercised.

(ii)	In November 2016, 10,000,000 share-purchase warrants were issued pursuant to the 2016-Loan Agreement (note 8); the fair value of these warrants at issue was determined to be $607,406 at $0.061 per warrant, using the Black Scholes option pricing model and based on the following assumptions: risk-free rate of 0.79%; expected volatility of 135%; the underlying’s market price of $0.08, expiry term of 3 years; and dividend yield of nil. These warrants expire in November 2019. In September 2017, 5,000,000 of these warrants were exercised.